ASSETS AND LIABILITIES HELD FOR SALE (Tables)	13 Months Ended
Dec. 31, 2021
Schedule Of Assets And Liabilities Held For Sale
Cash	$16,636
Amounts receivable	172,030
Prepaid expenses and deposits	10,254
Equipment	803
Total assets	$199,723

Accounts payable and accrued liabilities	$162,823
Total liabilities	$162,823

Net carrying amount	$36,900